Note 2 - Patents (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Patents Details
Capitalized patent costs	$ 642,000	$ 642,000
Accumulated amortization	(642,000)	(642,000)
Net	$ 0	$ 0